Contract Assets and Liabilities - Summary of Contract Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 212,493	₩ 233,922
Allocation of consideration between performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	129,771	132,221
Wireless service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	19,149	18,544
Customer loyalty programs [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	7,164	7,706
Fixed-line service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	146,106	136,880
Other contract liabilities [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 40,074	₩ 70,792